Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

	As of December 31,
	2021	2022
	RMB	RMB
Raw material	117,845	61,406
Work-in-process	2,690	2,999
Finished goods	102,784	67,150
Total	223,319	131,555